Summary of Significant Accounting Policies (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) for interim financial information and the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. The condensed consolidated financial statements, including the condensed notes thereto, are unaudited and exclude some of the disclosures required in audited financial statements. The condensed consolidated balance sheet as of December 31, 2019 has been derived from the Company’s audited financial statements as of that date, but does not include all of the information and footnotes required by GAAP for complete financial statements.

In the opinion of management, the accompanying condensed consolidated financial statements contain all adjustments and eliminations, consisting only of normal recurring adjustments necessary for a fair presentation in conformity with GAAP. The accompanying condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements included in our Annual Report on Form 10-K for the period ending December 31, 2019 filed with the SEC.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of management, the accompanying consolidated financial statements contain all adjustments and eliminations, consisting only of normal recurring adjustments necessary for a fair presentation in conformity with GAAP.

Organization and Offering Costs
Organization and Offering Costs

All organization and offering costs in connection with the offering of our common stock are paid by our advisor. We will not incur any liability for or reimburse our advisor for any of these organizational and offering costs. As of September 30, 2020, our advisor incurred approximately $13,341,000 in organizational and offering costs from the issuance of common stock.

Organization and Offering Costs

Organization costs include all expenses incurred in connection with our formation, including but not limited to legal fees and other costs to incorporate the Company. Offering costs include all expenses incurred in connection with any offering of our shares, including legal, accounting, printing, mailing and filing fees, escrow charges and transfer agent fees, dealer manager fees and selling commissions. All organization and offering costs in connection with the Offering are paid by our advisor. We will not incur any liability for or reimburse our advisor for any of these organizational and offering costs related to the Offering. As of December 31, 2019, organization and offering costs incurred by our advisor in connection with the Offering were approximately $10,104,000. Organization and offering costs for the Private Offering are borne by us. As of December 31, 2019, organization and offering costs incurred by us in connection with the Private Offering were approximately $393,000.